SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 877.9	$ 786.6	$ 515.8
Reserves for losses and loss adjustment expenses	3,134.3	2,448.9	2,045.2
Unearned premiums	3,651.5	3,149.5	2,618.6
Net premiums earned	2,258.1	1,832.6	1,500.5
Net investment income	190.5	119.5	40.7
Losses and loss adjustment expenses	1,155.8	698.8	830.2
Policy acquisition expenses	999.7	723.8	384.4
Other operating expenses	94.3	82.7	165.5
Net premiums written	2,394.6	2,136.6	1,858.4
Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	0.0	0.0	0.0
Reserves for losses and loss adjustment expenses	0.0	0.0	0.0
Unearned premiums	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0
Net investment income	190.5	119.5	40.7
Losses and loss adjustment expenses	0.0	0.0	0.0
Policy acquisition expenses	311.1	225.3	0.0
Other operating expenses	94.3	82.7	165.5
Net premiums written	0.0	0.0	0.0
Insurance | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	852.9	764.3	494.4
Reserves for losses and loss adjustment expenses	2,514.4	1,663.2	1,027.3
Unearned premiums	3,484.3	3,024.9	2,446.8
Net premiums earned	1,902.4	1,577.0	1,230.6
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	1,101.5	675.1	627.8
Policy acquisition expenses	604.6	429.1	324.0
Other operating expenses	0.0	0.0	0.0
Net premiums written	2,050.4	1,880.5	1,625.4
Reinsurance | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	25.0	22.3	21.4
Reserves for losses and loss adjustment expenses	619.9	785.7	1,017.9
Unearned premiums	167.2	124.6	171.8
Net premiums earned	355.7	255.6	269.9
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	54.3	23.7	202.4
Policy acquisition expenses	84.0	69.4	60.4
Other operating expenses	0.0	0.0	0.0
Net premiums written	$ 344.2	$ 256.1	$ 233.0